Other Long-term Liabilities	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Other Long-term Liabilities	OTHER LONG-TERM LIABILITIESAt December 31, 2020, the Company had a long-term compensation liability of $17.3 million (December 31, 2019 - $10.8 million) related to share-based compensation. See Note 23 - "Share-based Compensation" for additional information.